As filed with the Securities and Exchange Commission on February 12, 2016
FILE NOS.    33-74534
811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 41	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 42	☒

Schwab Annuity Portfolios
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Marie Chandoha
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):
□	Immediately upon filing pursuant to paragraph (b)
□	(date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☒	On April 14, 2016 pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Government Money Market Portfolio™ – SWPXX     (formerly, Schwab Money Market Portfolio)
Prospectus
April [ ], 2016
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Government Money Market Portfolio™

Schwab Government Money Market Portfolio™
(formerly, Schwab Money Market Portfolio)
Ticker Symbol:	SWPXX
Portfolio Summary
Investment objective
The portfolio's goal is to seek the highest current income consistent with stability of capital and liquidity.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. [To be updated by Amendment]
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[ ]
Distribution (12b-1) fees	None
Other expenses	[ ]
Total annual portfolio operating expenses	[ ]
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
[ ]	[ ]	[ ]	[ ]
Principal investment strategies
To pursue its goal,the portfolio is authorized to invest in any and all securities that are government securities and eligible money market fund securities under the rules governing money market funds, such as:
•U.S. Treasury bills and notes
•other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks
•obligations that are issued by private issuers that are guaranteed as to principle or interest by the U.S. government, its agencies or instrumentalities
The portfolio intends to operate as a government money market fund under the regulations governing money market funds.
Under normal circumstances, the portfolio will (i) invest at least 99.5% of its net assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by cash and/or U.S. government securities, and (ii) invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government securities, including repurchase agreements that are collateralized fully by government securities. With respect to the 80% policy, the portfolio will notify its shareholders at least 60 days before changing the policy.
Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
The portfolio may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities.
In choosing securities, the portfolio’s manager seeks to maximize current income within the limits of the portfolio’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio’s holdings or its average maturity based on actual or anticipated changes in interest
Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)1 rates or credit quality. To preserve its investors’ capital, the portfolio seeks to maintain a stable $1.00 share price.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Investment Risk. You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio’s sponsor has no legal obligation to provide financial support to the portfolio, and you should not expect that the sponsor will provide financial support to the portfolio at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the portfolio’s yield will change over time. During periods when interest rates are low, the portfolio’s yield (and total return) also will be low. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the portfolio to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the portfolio’s money market securities holdings. In addition, to the extent the portfolio makes any reimbursement payments to the investment adviser and/or its affiliates, the portfolio’s yield would be lower.
Repurchase Agreements Risk. When the portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the portfolio to lose money or underperform. The portfolio could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the portfolio’s investments in repurchase agreements are collateralized at all times, there is some risk to the portfolio if the other party should default on its obligations and the portfolio is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the portfolio’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the portfolio’s share price or yield to fall.
Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S.
Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the portfolio owns do not extend to the shares of the portfolio itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the portfolio to underperform or otherwise not meet its objective. The portfolio’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the portfolio, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the portfolio’s yield and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the portfolio’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities – an indication of the ability of dealers to engage in “market making” – are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The portfolio’s investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the portfolio may have a significant adverse effect on the portfolio’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the portfolio, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The portfolio is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the portfolio intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended
2Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)

(the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the portfolio invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the portfolio. See “Distributions and taxes” for more information.
Performance
The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows the portfolio's average annual total returns for various periods. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. Prior to April 14, 2016, the portfolio was named Schwab Money Market Portfolio, and the portfolio operated under certain different investment policies. The portfolio’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. Please see www.schwab.com/moneyfunds or call toll-free1-888-311-4889 for a current seven-day yield. [To be updated by Amendment]
Annual total returns (%) as of 12/31
Best Quarter: [1.22% Q3 2006]
Worst Quarter: [0.00% Q4 2014]
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Portfolio	[ ]	[ ]	[ ]
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)3

Portfolio details
Money fund regulations
Money market funds in the United States are subject to rules governing their operation:
•Credit quality: money funds must invest exclusively in high-quality securities.
•Diversification: requirements for diversification limit the portfolio’s exposure to any given issuer, guarantor or liquidity provider.
•Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
•Liquidity: taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 10% or 30%, respectively, of the fund’s total assets.
Investors should be aware that the investments made by the portfolio and the results achieved by the portfolio at any given time are not expected to be the same as those made by other money market mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including money market mutual funds with names, investment objectives and policies similar to the portfolio.
Portfolio holdings
A description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio securities is available in the portfolio’s Statement of Additional Information (SAI). The portfolio posts on its web site at www.csimfunds.com/SchwabFunds_Prospectus a list of the securities held by it as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than five business days after the end of each calendar month, the portfolio will file a schedule of information regarding its portfolio holdings and other information about the portfolio as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available on a delayed basis on the SEC’s website at www.sec.gov 60 days after the end of each calendar month to which the information pertains. A link to the portfolio’s Form N-MFP filings on the SEC’s web site will also be available at www.csimfunds.com/SchwabFunds_Prospectus.
4Portfolio details

Financial highlights
This section provides further details about the portfolio’s financial history for the past five years. Certain information reflects financial results for a single portfolio share. “Total return” shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s independent registered public accounting firm, PricewaterhouseCoopers, LLP (PwC), audited these figures. PwC’s full report is included in the the portfolio's annual report (see back cover).
[Financial Highlights To Come]
Financial highlights5

Portfolio management
The investment adviser for the portfolio is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of [ ], 2016, CSIM managed approximately $__ billion in assets. [To be updated by Amendment]
As the investment adviser, CSIM oversees the asset management and administration of the portfolio. As compensation for these services, CSIM receives a management fee from the portfolio. For the 12 months ended December 31, 2015, this fee was 0.00% for the portfolio. This figure, which is expressed as a percentage of the portfolio’s average daily net assets, represents the actual amount paid, including the effects of reductions. The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to [ ]% through April 29, 2018. In addition to the foregoing contractual expense limitation, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the portfolio (the voluntary yield waiver).
A discussion regarding the basis for the Board of Trustees’ approval of the portfolio's investment advisory agreement is available in the portfolio's 2015 semi-annual report, which covers the period from January 1, 2015 through June 30, 2015.
6Portfolio management

Investing in the portfolio
Investing through a financial intermediary
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The portfolio does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolio or its shareholders.
Share price
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
The portfolio calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). The portfolio’s share price is its net asset value per share, or NAV, which is the portfolio’s net assets divided by the number of its shares outstanding. The portfolio seeks to maintain a stable NAV of $1. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio’s designee, will be executed at the portfolio’s next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.
The portfolio values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Investing in the portfolio7

Additional policies affecting your investment
The portfolio reserves certain rights, including the following:
•To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the portfolio.
•To withdraw or suspend any part of the offering made by this prospectus.
Policy regarding excessive trading and trade activity monitoring. The portfolio’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of shares. However, the portfolio is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the portfolio is designed to serve as a short-term cash equivalent investment for portfolio investors and, therefore, expect portfolio investors to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the portfolio’s investments, and money market instruments in general, and the portfolio’s intended purpose to serve as a short-term investment vehicle for portfolio investors, the portfolio does not monitor or limit portfolio investors purchases and redemptions of shares. However, the portfolio’s policies and procedures do provide it with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Insurance companies and/or their separate accounts that invest in the portfolio on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Portfolio investors should refer to the applicable variable contract prospectus for more details.
Large shareholder redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the portfolio's shares. Redemptions by these shareholders of their holdings in the portfolio may impact the portfolio's liquidity and NAV. These redemptions may also force the portfolio to sell securities, which may negatively impact the portfolio's brokerage costs.
Distributions and taxes
The portfolio declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts.
The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The portfolio intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
8Investing in the portfolio

Notes

To learn more
This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current portfolio investors contain more information about the portfolio's holdings and detailed financial information about the portfolio. Annual reports also contain information from the portfolio's managers about strategies, recent market conditions and trends and their impact on portfolio performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact the Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/SchwabFunds_Prospectus for a free copy of a prospectus, SAI or an annual or semiannual report.
The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Annuity Portfolios	811-8314
Schwab Government Money Market Portfolio™
Prospectus
April [ ], 2016

Statement Of Additional Information
Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™ (formerly, Schwab Money Market Portfolio™)	SWPXX
Schwab ® S&P 500 Index Portfolio	SWP1Z
April [ ], 2016
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each portfolio's prospectus dated April [ ], 2016 (as amended from time to time).
The portfolios’ audited financial statements and the report of the independent registered public accounting firm thereon from the portfolios’ annual report for the fiscal year ended December 31, 2015, are incorporated by reference into this SAI.
For a free copy of any of these documents or to request other information or ask questions about a portfolio, call Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
Each portfolio is a series of Schwab Annuity Portfolios (the Trust). The portfolios are part of the Schwab complex of funds (Schwab Funds).

INVESTMENT OBJECTIVES
The Schwab Government Money Market Portfolio (formerly, Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity.
The Schwab S&P 500 Index Portfolio’s goal is to track the total return of the S&P 500® Index.
Each portfolio's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a portfolio means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a portfolio are represented at the meeting or (b) more than 50% of the outstanding voting shares of a portfolio. There is no guarantee a portfolio will achieve its investment objective.
Investment Strategies
It is the Schwab S&P 500 Index Portfolio's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the S&P 500 Index. The portfolio will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, “net assets” means net assets plus the amount of any borrowings for investment purposes.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CSIM.
The S&P 500 Index is generally, considered to be representative of the performance of the U.S. stock market. The index consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 Index does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500 Index. There are four major industry sectors within the index: industrials, utilities, financials and transportation. The Schwab S&P 500 Index Portfolio may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.
The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Index Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Index Portfolio. S&P has no obligation to take the needs of the Schwab S&P 500 Index Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Index Portfolio shares or in the determination or calculation of the equation by which the Schwab S&P 500 Index Portfolio's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Index Portfolio's shares.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Index Portfolio, its shareholders or any other person or entity from the use of the S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P

500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
The Schwab Government Money Market Portfolio seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), as that Rule may be amended from time to time. The Rule’s key provisions govern the maturity, liquidity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less (45 days or less with respect to second-tier securities), and maintain dollar-weighted average maturities of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, all calculated as described in the Rule. Taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 10% or 30%, respectively, of the fund’s total assets. In addition, money funds may only invest in high quality securities. The portfolio is also subject to strict diversification requirements under Rule 2a-7.
Under normal circumstances, the Schwab Government Money Market Portfolio will (i) invest at least 99.5% of its net assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by cash and/or U.S. government securities, and (ii) invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government securities, including repurchase agreements that are collateralized fully by government securities. With respect to the 80% policy, the portfolio will notify its shareholders at least 60 days before changing the policy.
Investments, Securities And Risks
The different types of investments that the portfolios typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below.
The following investment securities, strategies, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. Additionally, for purposes of calculating any restriction for the Schwab Government Money Market Portfolio, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act, unless otherwise noted.
Asset-Backed Securities are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.
Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.
For purposes of the Schwab Government Money Market Portfolio’s concentration policy, the portfolio will determine the industry classification of asset-backed securities based upon the investment adviser's evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. The Schwab Government Money Market Portfolio will limit its investments in each identified industry to less than 25% of its net assets.
Borrowing. A portfolio may borrow for temporary or emergency purposes; for example, a portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A portfolio’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a portfolio's shares and in its portfolio yield. A portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a portfolio may be required to pledge additional collateral to avoid liquidation of those assets.
A portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. Each portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining shareholders. Each portfolio will pay fees to a bank if it uses its lines.
Certificates of Deposit or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A portfolio will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on primary characteristics of non-U.S. (foreign) banks, the Schwab Government Money Market Portfolio has identified each foreign country as a separate bank industry for purposes of its concentration policy, however the Portfolio will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. The Schwab S&P 500 Index Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated.
Credit and Liquidity Supports or Enhancements may be employed by issuers or the portfolios to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to a portfolio.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities.

These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates.
This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price. If an issuer redeems its debt securities prior to final maturity, a portfolio may have to replace those securities with lower yielding securities, which could result in a lower return. Prepayments are more likely to occur in a falling rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy (or that of other central banks) or improving economic conditions, among other things, may lead to an increase in interest rates, which could significantly impact the value of debt securities in which a portfolio invests. A sharp rise in interest rates could cause a portfolio’s share price to fall. Some debt securities are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in a portfolio’s portfolio adjust to a rise in interest rates, a portfolio’s share price may fall. In the event that a portfolio holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the portfolio may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.”
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio until the security is delivered. A portfolio will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio could suffer losses.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the portfolios to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.
Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.” The S&P 500 Index Portfolio may use derivatives, principally futures contracts, primarily to seek returns on the portfolio's otherwise uninvested cash.
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a portfolio’s investment objective and permitted by a portfolio’s investment limitations, operating policies, and applicable regulatory authorities.

The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which a portfolio may invest. A portfolio that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trades in futures contracts, options and swaps to qualify for certain exclusions or exemptions from registration requirements. The Trust, on behalf of each portfolio, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA), with respect to each portfolio’s operation. Therefore, each portfolio and its investment adviser are not subject to regulation as a commodity pool or CPO under the CEA and the investment adviser is not subject to registration as a CPO. If a portfolio were no longer able to claim the exclusion, the portfolio’s investment adviser may be required to register as a CPO and the portfolio and its investment adviser would be subject to regulation as a commodity pool or CPO under the CEA. If a portfolio or its investment adviser is subject to CFTC regulation, it may incur additional expenses.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. To the extent allowed by applicable securities laws, a portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. Although positions are usually marked to market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
Each portfolio must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio may purchase futures contracts. Such transactions allow a portfolio's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A portfolio may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A portfolio may enter into a futures contract for these or other reasons as well.
When buying or selling futures contracts, a portfolio must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin,” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The margin amount will be returned to the portfolio upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.
While a portfolio may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause a portfolio to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a portfolio had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a portfolio incurs transaction costs (e.g. brokerage fees) when engaging in futures trading. To the extent a portfolio also invests in futures in order to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, a portfolio may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a portfolio may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, a portfolio may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. A portfolio may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a portfolio has acquired or expects to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio seeks to close out a futures position. If a portfolio is unable to close out its position and prices move adversely, the portfolio would have to continue to make daily cash payments to maintain its margin requirements. If a portfolio has insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A portfolio seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
With respect to futures contracts that are not legally required to “cash settle,” a portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, a portfolio is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s daily marked to market (net) obligation, if any, (in other words, a portfolio’s daily net liability, if any) rather than the market value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, a portfolio will have the ability to employ leverage to a greater extent than if a portfolio was required to set aside or earmark assets equal to the full market value of the futures contract.
Puts, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When a portfolio buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund. In addition, the Schwab Government Money Market Portfolio follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. Each portfolio also must comply with certain IRS regulations that impose asset diversification requirements. See “Taxation” for more information.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
A portfolio’s or an underlying fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market country debt securities, a portfolio’s or an underlying fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A portfolio or an underlying fund may have limited recourse in the event of default on such debt instruments.

Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts and business development companies. (For more information on depositary receipts, see the section titled “Depositary Receipts”).
Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and a portfolio’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a portfolio to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio that invests in small-cap stocks may change sharply during the short term and long term.
Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (“high yield”) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a portfolio's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Rights and Warrants. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Initial Public Offering. A portfolio may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. A portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The portfolios may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest.

General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Exchange-Traded Funds (ETFs) such as Standard and Poor’s Depositary Receipts (SPDRs) Trust, are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a portfolio invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Pursuant to an exemptive order issued by the SEC to iShares and procedures approved by the portfolios’ Board of Trustees, each portfolio may invest in iShares beyond the limits set forth in Section 12(d)(1)(A) of the 1940 Act but not to exceed 25% of the portfolio’s total assets, provided that the portfolio has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive order and other applicable investment limitations. Neither the iShares® Funds nor their investment adviser make any representation regarding the advisability of investing in a portfolio.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than-and at times will perform differently from-large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of a portfolio’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals at least 200% after such incurrence.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Foreign Securities. Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a portfolio may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. The Schwab Government Money Market Portfolio may invest in U.S. dollar denominated securities issued by foreign securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, the imposition of trade sanctions, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a portfolio will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of a portfolio, and its ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a portfolio.
The Schwab S&P 500 Index Portfolio may make and hold cash investments in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the portfolio to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio.
In addition, the Schwab S&P 500 Index Portfolio’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the Schwab S&P 500 Index Portfolio’s investments, and could impair the Portfolio’s ability to meet its investment objective or invest in accordance with its investment strategy. For example, the Schwab S&P 500 Index Portfolio may be prohibited from investing in securities issued by companies subject to such restrictions, which could interfere with the Portfolio’s ability to invest primarily in the securities of its index. In addition, these restrictions may require the Schwab S&P 500 Index Portfolio to freeze its existing investments in certain foreign securities, which would prohibit the Portfolio from buying, selling, receiving or delivering those securities or other financial instruments. As a result, such restrictions may limit the Schwab S&P 500 Index Portfolio’s ability to meet a large number of shareholder redemption requests.
During the recent global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Although some European economies have shown signs of recovery, any recovery may be slow as the region continues to face difficult challenges including high unemployment rates, significant levels of government debt, continuing trade deficits, significant austerity measures and lack of access to capital. Furthermore, due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a portfolio may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the portfolio’s performance.
Illiquid Securities generally are any securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities.
Indexing Strategies involve tracking the securities represented in, and, therefore, the performance of, an index. The Schwab S&P 500 Index Portfolio normally will invest primarily in the securities of its index. The Schwab S&P 500 Index Portfolio seeks to invest so that its portfolio performs similarly to that of its index. The Schwab S&P 500 Index Portfolio tries to generally match its holdings in a particular security to its weight in the index. The Schwab S&P 500

Index Portfolio will seek a correlation between its performance and that of its index of 0.90 or better over time. A perfect correlation of 1.0 is unlikely as the Schwab S&P 500 Index Portfolio incurs operating and trading expenses unlike its index. The Schwab S&P 500 Index Portfolio may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for the Schwab S&P 500 Index Portfolio.
There can be no guarantee that the performance of the Schwab S&P 500 Index Portfolio will achieve a high degree of correlation with that of its index. A number of factors may affect the Schwab S&P 500 Index Portfolio’s ability to achieve a high correlation with its index, including the degree to which the Portfolio utilizes a sampling technique. The correlation between the performance of the Schwab S&P 500 Index Portfolio and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spinoffs), timing variances, and differences between the Portfolio’s portfolio and the index resulting from legal restrictions such as diversification requirements) that apply to the Portfolio but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the portfolios that permits each fund/portfolio to borrow money from and/or lend money to other funds/portfolios in the Fund Complex as defined under “Management of the Portfolios.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Maturity of Investments. The Schwab Government Money Market Portfolio will generally be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rule 2a-7. For a government security that is a variable-rate security where the variable rate of interest is readjusted at least every 397 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating-rate security is deemed to have a maturity of one day. A short-term variable-rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable-rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating-rate security is deemed to have a maturity of one day. A long-term floating-rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.
Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. However, pursuant to recent amendments to Rule 2a-7, certain money market funds in which a portfolio may invest may not be able to continue to maintain a stable share price and may be permitted to impose liquidity fees and redemption gates after the amendment becomes effective in October 2016 or sooner if the money market fund determines to comply with the amendments before then. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” below.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a portfolio buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
A portfolio may keep a portion of its assets in cash for business operations. A portfolio may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. A portfolio may also invest in money market securities to the extent it is consistent with its investment objective.
Bankers’ Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A portfolio will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A portfolio will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Municipal Securities are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations (municipal issuers). Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.
Municipal securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to provide funds to construct or improve privately owned or operated facilities. The repayment of the debt is typically not an obligation of the municipal issuer but only of the operator or owner of the facility. To the extent the Schwab Government Money Market Portfolio invests in private activity bonds, the portfolio may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users because distributions from the portfolio attributable to interest on such bonds may not be tax exempt to such users or persons or subject to the federal alternative minimum tax. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in the fund. The credit quality of private activity bonds may be related to the credit standing of the private corporation or other entity on whose behalf the bonds were issued and who is responsible for repaying the debt or to the financial institution providing a credit or liquidity enhancement.
Municipal securities generally are classified as “general obligation” or “revenue” and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities may be payable only from the revenues derived from a particular facility or class of facilities or, in other cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.
Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases, as well as “conduit securities,” which are securities issued by a municipal issuer for the benefit of a person other than a municipal issuer who will provide for, or secure repayment of, the securities. For example, most municipal debt issued for health care and higher education institutions are issued through conduit issuers with the debt service payments secured by payments from the health care or higher education institution.
Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation and revenue anticipation notes, bond anticipation notes, pre-refunded municipal bonds and municipal commercial paper. Tax anticipation and revenue anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes or other revenues on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. The Schwab Government Money Market Portfolio may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers. In addition, the maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security.
The Schwab Government Money Market Portfolio also may invest in moral obligation securities, which are normally issued by special purpose public authorities. For example, for one type of moral obligation security, if the issuer of the security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The marketability, valuation or liquidity of municipal securities may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect portfolio performance, sometimes substantially. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal issuers of a particular state, territory, commonwealth, or possession could affect the market value or marketability of any one or all such states, territories, commonwealths, or possessions.
The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end mutual funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.

Quality of Investments. The Schwab Government Money Market Portfolio follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally these require the Schwab Government Money Market Portfolio to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest short-term rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest short-term category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest short-term rating category.
Should a security’s high-quality rating change after purchase by the portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the Board of Trustees and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to Appendix–Ratings of Investment Securities.
Repurchase Agreements involve a portfolio buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. When a portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. Repurchase agreements entered into by a portfolio (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party) will provide that the underlying collateral, which may be in the form of cash, U.S. government securities, fixed income securities, equity securities or other types of securities, including securities that are rated below investment grade, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the underlying securities.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent a portfolio invests in restricted securities that are deemed liquid, the general level of illiquidity in a portfolio's portfolio may be increased if such securities become illiquid.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a portfolio would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A portfolio generally retains the right to interest and principal payments on the security. If a portfolio uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose a portfolio to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the portfolio's portfolio securities.
Securities Lending of portfolio securities is a common practice in the securities industry. A portfolio may engage in security lending arrangements. For example, a portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in the collateral, or delay in recovery of the collateral, if the borrower fails to return the security loaned or becomes insolvent. A portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.
A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a portfolio, it is expected that a portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent a portfolio participates in securities lending under the current securities lending agreements with the unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the lending agent are approximately 15% of the gross lending revenues. All remaining revenue is retained by a portfolio, as applicable. No portion of the lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (4) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges. (See the section titled “Exchange-Traded Funds” under “Equity Securities” for more information.)
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investment companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing statistical sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The portfolios may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A portfolio may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted certain Schwab funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
Under the terms of the exemptive order, each portfolio and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made. The portfolios do not currently intend to take advantage of this exemption because the portfolios are not “fund of funds.”
Short Sales may be used by a portfolio as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A portfolio may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a portfolio owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a portfolio with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a portfolio sells a security it does not own. To complete such a transaction, a portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A portfolio also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the portfolio replaces the borrowed securities.
A portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time a portfolio replaces the borrowed security and, conversely, the portfolio will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a portfolio sells securities short “against the box”, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.
Stock Substitution Strategy is a strategy, whereby a portfolio may, in certain circumstances, substitute a similar stock for a security in its index.

Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities: however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired - Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.
The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, the future for Fannie Mae and Freddie Mac remains uncertain. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of the fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.
Although the risk of default with the U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a portfolio's share price or yield to fall.
In accordance with recommendations made by the Treasury Market Practices Group, to the extent the portfolios enter into transactions involving U.S. Treasury securities, agency debt instruments issued by Fannie Mae, Freddie Mac and the Federal Home Loans Banks, and agency-pass-through MBS issued or guaranteed by Fannie Mae, Freddie Mac and Ginnie Mae, the portfolios may pay “fails charges” to or be owed “fails charges” from a counterparty, in connection with certain failures to deliver securities to settle trades.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

Variable- and Floating-Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may be subject to termination if the particular issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a portfolio to exercise its demand rights at any time, some such securities may only allow a portfolio to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a portfolio exercises its demand rights and when the demand feature provider is obligated to pay. A portfolio could also suffer losses in the event that the issuer defaults on demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment limitations may be changed only by a vote of a majority of a portfolio’s outstanding voting shares.
The Schwab Government Money Market Portfolio may not:
(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(8)	Purchase securities or make investments other than in accordance with its investment objective and policies.
The Schwab S&P 500 Index Portfolio may not:
(1)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.

(2)	Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the portfolio may concentrate investments only to the extent that the S&P 500 Index is also so concentrated.
(3)	Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a portfolio's investment restriction.
Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the portfolios have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolios’ Board of Trustees.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Other Investment Policies
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
The Schwab Government Money Market Portfolio may not:

(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry group of industries.
(2)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITS), (ii) purchase or sell futures contracts, options contracts, equity index participations, and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(3)	Invest more than 5% of its net assets in illiquid securities.
(4)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(6)	Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(7)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(8)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures or other derivative instruments shall not constitute purchasing securities on margin.
The Schwab S&P 500 Index Portfolio may not:
(1)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(2)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(3)	Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(4)	Invest more than 15% of its net assets in illiquid securities.
(5)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(7)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(8)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each portfolio may purchase securities to the extent that its index is also so concentrated).
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the portfolio’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total or net assets, as applicable, or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a portfolio to exceed its limitation, the portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
Management Of The PORTFOLIOS
[To be updated by Amendment]
The portfolios are overseen by a Board of Trustees. The Trustees are responsible for protecting shareholder interests. The Trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the portfolios. The Trustees met [ ] times during the most recent fiscal year.
Certain Trustees are “interested persons.” A Trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM or Charles Schwab & Co., Inc. (“Schwab” or the portfolios’ “distributor”). A Trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the portfolio’s investment adviser and distributor.
As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of [ ], 2016, included [ ] funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; the term “Laudus Funds” refers to collectively Laudus Trust and Laudus Institutional Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or Trustees also serves in the same capacity, unless otherwise noted, as described for each trust in the Fund Complex. Certain officers and/or Trustees also serve as officers and/or Trustees of the Laudus Institutional Trust, which has no series. The tables below provide information about the Trustees and officers for the Trust, which includes the portfolios in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.

NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Robert W. Burns
1959
Trustee
(Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009-present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	[ ]	Director, PS Business Parks, Inc. (2005-2012)
John F. Cogan
1947
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979-present); Senior Fellow, Stanford Institute for Economic Policy Research (2000-present); Professor of Public Policy, Stanford University (1994-2015).	[ ]	Director, Gilead Sciences, Inc. (2005-present)
Stephen Timothy Kochis
1946
Trustee
(Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012-present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008-Apr. 2012).	[ ]	None
David L. Mahoney
1954
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	[ ]	Director, Symantec Corporation (2003-present) Director, Corcept Therapeutics Incorporated (2004-present) Director, Adamas Pharmaceuticals, Inc. (2009-present)
Kiran M. Patel
1948
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008-Sept. 2013).	[ ]	Director, KLA-Tencor Corporation (2008-present)

NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Kimberly S. Patmore
1956
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008-present).	[ ]	None
Charles A. Ruffel
1956
Trustee
(Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015-present); Partner, Kudu Advisors, LLC (financial services) (June 2008-Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008-Jan. 2015).	[ ]	None
Gerald B. Smith
1950
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990-present).	[ ]	Director, Eaton (2012-present)

Director and Chairman of the Audit Committee, Oneok Partners LP (2003-2013)

Director, Oneok, Inc. (2009-2013)

Lead Independent Director, Board of Cooper Industries (2002-2012)
Joseph H. Wender
1944
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998-present).	[ ]	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994-present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014-present)

NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Walter W. Bettinger II2
1960
Chairman and Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008-present); President and Chief Executive Officer (Oct. 2008-present), Director (May 2008-present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006-present); and Director, Schwab Holdings, Inc. (May 2008-present).	[ ]	Director, The Charles Schwab Corporation (2008-present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).	[ ]	None
Joseph R. Martinetto[2]
1962
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015-present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007-July 2015); Director, Charles Schwab & Co., Inc. (May 2007-present); Director (Apr. 2010-present) and Chief Executive Officer (July 2013-Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007-present).	[ ]	None

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016-present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013-Dec. 2015), Schwab ETFs (Nov. 2013-Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013-present); Executive Director, J.P. Morgan Investor Services (Apr. 2011-Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005-Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004-present), Chief Operating Officer (Jan. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016-present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006-Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004-Dec. 2015) and Schwab ETFs (Oct. 2009-Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005-present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009-Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004-Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008-Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006-Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011-present), Vice President (Mar. 2004-Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011-present), Vice President (Jan. 2011-Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011-present) and Chief Legal Officer (Dec. 2011-present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011-present); Secretary (May 2011-present) and Chief Legal Officer (Nov. 2011-present), Schwab ETFs.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Funds; Vice President (Nov. 2005-present) and Assistant Secretary (June 2007-present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009-present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The retirement policy requires that each independent trustee retire at age 72 or after twenty years as a trustee, whichever occurs first. In addition, the retirement policy of the Schwab and Laudus Funds requires any independent trustee of Schwab Funds or Laudus Funds trust to retire from all Schwab Funds and Laudus Funds trust Boards upon their required retirement date from any Schwab Fund or Laudus Fund trust Board.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
Board Leadership Structure
The Chairman of the Board, Walter W. Bettinger II, is Chief Executive Officer and a member of the Board of Directors of The Charles Schwab Corporation and an interested person of the trust as that term is defined in the Investment Company Act of 1940. The trust does not have a single lead independent trustee. The Board is comprised of a super-majority (75 percent) of trustees who are not interested persons of the trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most mutual funds, portfolio management and other service providers have responsibility for day-to-day risk management for the portfolios. The Board, as part of its risk oversight of the Trust, monitors risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of portfolio management and service providers to manage risks to which the portfolios of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a portfolio’s investment portfolio. The Audit, Compliance and Valuation Committee meets with the portfolios’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the portfolios of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.

The Board recognizes that not all risks that may affect the portfolios can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the portfolios, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of portfolio management and portfolio service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each portfolio’s investment objective. As a result of the foregoing and other factors, the portfolios’ ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the trust, and to exercise their business judgment in a manner that serves the best interests of the Trust's shareholders and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Bettinger should serve as Trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Funds since 2010.
The Board has concluded that Mr. Burns should serve as Trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs’ Audit, Compliance and Valuation Committee until December 2015.
The Board has concluded that Ms. Chandoha should serve as Trustee of the Trust because of the experience she gained as president and chief executive officer of Charles Schwab Investment Management, Inc., the Schwab Funds, Schwab ETFs and Laudus Funds, as well as her knowledge of and experience of financial and investment management services.
The Board has concluded that Mr. Cogan should serve as Trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as Trustee of the Schwab Funds since 2008 and Laudus Funds since 2010, and his service on other public company boards.
The Board has concluded that Mr. Kochis should serve as Trustee of the Trust because of the experience he gained serving as chair and chief executive officer of Aspiriant, LLC, an advisory firm, as well as his knowledge of and experience in wealth management consulting and the experience he has gained serving as trustee of the Schwab ETFs since 2012.
The Board has concluded that Mr. Mahoney should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as co-chief executive officer of a healthcare services company, and his service on other public company boards.
The Board has concluded that Mr. Martinetto should serve as Trustee of the Trust because of his experience serving as senior executive vice president and chief financial officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc.
The Board has concluded that Mr. Patel should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as executive vice president, general manager and chief financial officer of a software company, his service on other public company boards, and his experience serving as chair of the Schwab Funds and Laudus Funds’ Audit, Compliance and Valuation Committee.

The Board has concluded that Ms. Patmore should serve as Trustee of the Trust because of her experience serving as chief financial officer and executive vice president of First Data Payment Business and First Data Corporation, as well as her knowledge of and experience in management consulting.
The Board has concluded that Mr. Ruffel should serve as Trustee of the Trust because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Schwab Strategic Trust funds since 2009, and his experience serving as chair of the Schwab ETFs’ Investment Oversight Committee until December 2015.
The Board has concluded that Mr. Smith should serve as Trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as Trustee of the Schwab Funds since 2000, as Trustee of the Laudus Funds since 2010, his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Laudus Funds’ Investment Oversight Committee.
The Board has concluded that Mr. Wender should serve as Trustee of the Trust because of the experience he gained serving as former partner and head of the financial institutions group of an investment bank, the experience he has gained serving as Trustee of the Schwab Funds since 2008, as Trustee of the Laudus Funds since 2010, and his service on other public company boards.
Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:
•The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust's valuation policy and procedures. This Committee is comprised of at least three Independent Trustees and currently has the following members: Kiran M. Patel (Chairman), Robert W. Burns, John F. Cogan and Kimberly S. Patmore. The Committee met [ ] times during the most recent fiscal year.
•The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three Independent Trustees and currently has the following members: John F. Cogan (Chairman), Stephen Timothy Kochis, David L. Mahoney and Joseph H. Wender. The Committee met [ ] times during the most recent fiscal year.
•The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the portfolios’ investment adviser. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Stephen Timothy Kochis, David L. Mahoney, Charles A. Ruffel and Joseph H. Wender. The Committee met [ ] times during the most recent fiscal year.

Trustee Compensation
The following table provides Trustee compensation for the fiscal year ended December 31, 2015. [To be updated by Amendment]
Name of Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Trust and Fund Complex Paid to Trustees
Interested Trustees
Walter W. Bettinger II	None	N/A	None
Marie A. Chandoha[1]	None	N/A	None
Joseph R. Martinetto[1]	None	N/A	None
Independent Trustees
Robert W. Burns[1]	[ ]	N/A	[ ]
Mariann Byerwalter*	[ ]	N/A	[ ]
John F. Cogan	[ ]	N/A	[ ]
Stephen Timothy Kochis[1]	[ ]	N/A	[ ]
David L. Mahoney	[ ]	N/A	[ ]
Kiran M. Patel	[ ]	N/A	[ ]
Kimberly S. Patmore[1]	[ ]	N/A	[ ]
Charles A. Ruffel[2]	[ ]	N/A	[ ]
Gerald B. Smith	[ ]	N/A	[ ]
Joseph H. Wender	[ ]	N/A	[ ]
*	Ms. Byerwalter resigned effective March 9, 2015
1 Trustee joined the Board effective January 1, 2016.
[2]	Mr. Ruffel joined the Board effective February 6, 2015.

Securities Beneficially Owned by Each Trustee
The following table provides each Trustee's equity ownership of a portfolio and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2015. [To be updated by Amendment]
Name of Trustee	Dollar Range of Trustee Ownership of the:		Aggregate Dollar Range Of Trustee Ownership In the Family of Investment Companies
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio
Interested Trustees
Walter W. Bettinger II	[ ]	[ ]	[ ]
Marie A. Chandoha[1]	[ ]	[ ]	[ ]
Joseph R. Martinetto[1]	[ ]	[ ]	[ ]
Independent Trustees
Robert W. Burns[1]	[ ]	[ ]	[ ]
John F. Cogan	[ ]	[ ]	[ ]
Stephen Timothy Kochis[1]	[ ]	[ ]	[ ]
David L. Mahoney	[ ]	[ ]	[ ]
Kiran M. Patel	[ ]	[ ]	[ ]
Kimberly S. Patmore[1]	[ ]	[ ]	[ ]
Charles A. Ruffel	[ ]	[ ]	[ ]
Gerald B. Smith	[ ]	[ ]	[ ]
Joseph H. Wender	[ ]	[ ]	[ ]
1	Trustee joined Board effective January 1, 2016.
Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the Trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the Trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
Code of Ethics
The portfolios, their investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the Trustees, directors, officers or advisory representatives of the portfolios or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

Control Persons And Principal Holders Of Securities
[To be updated by Amendment]
As of [ ], 2016, the officers and Trustees of the trust, as a group, did not own of record, directly or beneficially, any of the outstanding voting securities of each of the portfolios.
As of [ ], 2016, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of each portfolio:
Fund	Customer Name	% owned

Schwab S&P 500 Index Portfolio	[ ]	[ ]

	[ ]	[ ]

Schwab Government Money Market Portfolio	[ ]	[ ]

	[ ]	[ ]

	[ ]	[ ]

Persons who owned of record or beneficially more than 25% of a portfolio’s outstanding voting shares may be deemed to control the portfolio within the meaning of the 1940 Act. Shareholders controlling a portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring approval of shareholders of the portfolio.
Investment Advisory and Other Services
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the portfolios’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
Advisory Agreement
[To be updated by Amendment]
The continuation of a portfolio’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the portfolio, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing portfolios in the trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolios' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

Schwab Government Money Market Portfolio. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio’s average daily net assets as follows.
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $ 20 billion but not exceeding $40 billion	0.27%
More than $40 billion	0.25%
For the fiscal years ended December 31, 2013, 2014 and 2015 the portfolio paid net investment advisory and administration fees of $0 (gross fees were reduced by $406,378), $0 (gross fees were reduced by $396,360) and $[ ] (gross fees were reduced by $[ ]), respectively.
The investment adviser and its affiliates have agreed to limit through at least April 29, 2017, the total annual operating expenses (excluding interest, taxes, certain non-routine expenses, and money fund insurance expenses, if any) of the Schwab Government Money Market Portfolio to 0.50% of the average daily net assets of the portfolio (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees. This contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by the investment adviser and/or its affiliates.
In addition to any contractual expense limitation for Schwab Government Money Market Portfolio, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the portfolio (the “voluntary yield waiver”).
Schwab S&P 500 Index Portfolio. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, based on the portfolio’s average daily net assets as follows.
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
More than $10 billion	0.07%
For the fiscal years ended December 31, 2013, 2014 and 2015 the portfolio paid investment advisory and administration fees of $248,957 (gross fees were reduced by $0), and $309,783 (gross fees were reduced by $0) and $[ ] (gross fees were reduced by $[ ]), respectively.
The investment adviser and Schwab have agreed to limit, through at least April 29, 2017, the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab S&P 500 Index Portfolio to 0.28% of the average daily net assets of the portfolio.
The amount of the expense limitation is determined in coordination with the Board of Trustees, and the expense limitation is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense limitation is not intended to cover all portfolio expenses, and a portfolio’s expenses may exceed the expense limitation. For example, the expense limitation does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a portfolio, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

Distributor
Pursuant to a Distribution Agreement between Schwab and the trust, Schwab, located at 211 Main Street, San Francisco, California 94105, is the principal underwriter for shares of the portfolios and is the Trust's agent for the purpose of the continuous offering of the portfolios’ shares. Each portfolio pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Services Agent
Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolios’ prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with each portfolio, Schwab does not receive a fee.
Transfer Agent
Boston Financial Data Services, Inc. (BFDS), 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the portfolios’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the portfolios’ shares.
Custodian and Portfolio Accountant
Brown Brothers Harriman & Co. (BBH), 50 Post Office Square, Boston, Massachusetts, 02110 serves as custodian for the Schwab S&P 500 Index Portfolio.
State Street Bank and Trust Company (State Street), One Lincoln Street, Boston, Massachusetts, 02111 serves as portfolio accountant to the portfolios and serves as custodian for the Schwab Government Money Market Portfolio.
The portfolio accountant maintains all books and records related to each portfolio's transactions. The custodians are responsible for the daily safekeeping of securities and cash held or securities sold by the portfolios.
Independent Registered Public Accounting Firm
The portfolios' independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), Three Embarcadero Center, San Francisco, CA 94111-4004, audits and reports on the annual financial statements of the portfolios and reviews certain regulatory reports and each portfolio’s federal income tax return. PwC also performs other professional, accounting, auditing, tax and advisory services, when engaged to do so by the trust.
Other Expenses
The portfolios pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolios. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the Trust on the basis of each portfolio’s relative net assets at the time the expense is incurred.

Portfolio Managers
Other Accounts for the Schwab S&P 500 Portfolio. In addition to the portfolio, each Portfolio Manager listed below (collectively referred to as the “Portfolio Managers”) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2015. [To be updated by Amendment]
Name	Registered Investment Companies (this amount does not include the portfolios in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Agnes Hong	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Ferian Juwono	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
David Rios	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Conflicts of Interest. A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of a portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by CSIM (collectively, the “Other Managed Accounts”). The Other Managed Accounts might have similar investment objectives as a portfolio, track the same index a portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a portfolio. While the Portfolio Managers’ management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the portfolios. Because of their positions with the portfolios, the Portfolio Managers know the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of a portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index portfolios, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a portfolio. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Managers’ management of a portfolio and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than a portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a portfolio or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a portfolio given its investment objectives and related restrictions.
Fund of Funds Information Barrier. The Portfolio Managers for any Schwab fund or portfolio that invests in other Schwab or Laudus Funds (“Underlying Affiliated Funds”) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, CSIM has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds' trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of a portfolio managed by a Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, each Portfolio Manager’s compensation consisted of a fixed annual (“base”) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
•75% of the funding is based on equal weighting of Investment Fund Performance and Risk Management and Mitigation
•25% of the funding is based on Corporate results
Investment Fund Performance and Risk Management and Mitigation (75% weight)
Investment Fund Performance:
At the close of the year, each portfolio’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the portfolio (i.e., whether the portfolio is passively or actively managed) using standard statistical methods approved by CSIM senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the CSIM President and CSIM Chief Operating Officer. As each participant may manage and/or support a number of funds or portfolios, there may be several funds or portfolios considered in arriving at the incentive compensation funding.
Risk Management and Mitigation:
Risk Management and Mitigation will be rated by CSIM’s Chief Investment Officer, CSIM’s Head of Investment Risk, CSIM’s Chief Legal Officer, CSIM’s Chief Compliance Officer and CSIM’s Head of Operations Risk (or individuals with comparable responsibilities). Factors they will consider will include, but are not limited to:
•Balancing safety of portfolio principal with appropriate limits that provide investment flexibility given existing market conditions
•Making timely sell recommendations to avoid significant deterioration of value resulting from the weakening condition of the issuer

•Escalating operating events and errors for prompt resolution
•Identifying largest risks and actively discussing with management
•Accurately validating portfolio information disseminated to the public (e.g., Annual and Semi-Annual reports, portfolio fact sheets, portfolio prospectus)
•Executing transactions timely and without material trade errors that result in losses to the portfolios
•Ensuring ongoing compliance with prospectus and investment policy guidelines
•Minimizing portfolio compliance exceptions
•Actively following up and resolving compliance exceptions
Corporate Performance (25% weight)
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of The Charles Schwab Corporation (CSC) during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
At year-end, the full-year funding for both components of the Plan will be pooled together. The total pool is allocated to Plan participants by CSIM senior management based on their assessment of a variety of performance factors.
Factors considered in CSIM senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
•Portfolio performance relative to performance measure
•Risk management and mitigation
•Individual performance against key objectives
•Contribution to overall group results
•Functioning as an active contributor to the firm’s success
•Team work
•Collaboration between Analysts and Portfolio Managers
•Regulatory/Compliance management.
The Portfolio Managers' compensation is not based on the value of the assets held by a portfolio.
Ownership of Portfolio Shares. The Portfolio Managers did not beneficially own any shares of the portfolios as of December 31, 2014, the portfolios’ most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Brokerage Allocation And Other Practices
Portfolio Turnover
For reporting purposes, the Schwab S&P 500 Index Portfolio’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Schwab Government Money Market Portfolio’s portfolio turnover rate for reporting purposes is expected to be zero.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The portfolios do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.
Variations in turnover rate may be due to fluctuating volume in shareholder purchase and redemption orders, market conditions, and/or changes in the investment adviser’s investment outlook.
The portfolio turnover rate for the Schwab S&P 500 Index Portfolio for the past two fiscal years is as follows:
2015	2014
[ ]%	2%
Portfolio Holdings Disclosure
The Trust’s Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of each portfolio’s holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each portfolio’s securities holdings is in the best interests of its shareholders, and include procedures to address conflicts between the interests of its shareholders, on the one hand, and those of the portfolio’s investment adviser, principal underwriter or any affiliated person of a portfolio, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board of Trustees has authorized the President of the Trust to authorize the release of each portfolio’s holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of a portfolio’s holdings by overseeing the implementation and enforcement of the portfolios’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board of Trustees will receive periodic updates, at least annually, regarding entities that were authorized to be provided “early disclosure” (as defined below) of a portfolio’s portfolio holdings information and will periodically review any agreements that the Trust has entered into to selectively disclose portfolio holdings.
A complete list of the Schwab S&P 500 Index Portfolio’s holdings is published on the Schwab Funds' website at www.csimfunds.com/SchwabFunds_Prospectus, under “Prospectuses & Reports”, typically 60-80 days after the end of the portfolio’s fiscal quarter. The portfolio holdings information available on the portfolios’ website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, the Schwab S&P 500 Index Portfolio provides on the website quarterly information regarding certain attributes of its portfolio, such as the portfolio’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 20-30 days after the end of the fiscal quarter. The information on the website is publicly available to all categories of persons.
Each portfolio’s top ten holdings list is posted on schwab.com monthly, typically with a 10-day lag. In addition to the top ten holdings information, the portfolios also provide monthly information regarding certain attributes of a portfolio’s portfolio, such as sector weightings, composition, credit quality, duration and maturity, as applicable. This information is available publicly to all persons.
The Schwab Government Money Market Portfolio posts on its website at www.csimfunds.com/SchwabFunds_Prospectus a list of the securities held by the portfolio as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than five business days after the end of each calendar month, Schwab Government Money Market Portfolio will file a schedule of information regarding its portfolio holdings and other information about the portfolio as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available on a delayed basis on the SEC’s website at www.sec.gov 60 days after the end of each calendar month to which the information pertains. A link to the Schwab Government Money Market Portfolio’s N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.
From time to time, the Schwab Government Money Market Portfolio may disclose its full portfolio holdings, the concentration of its portfolio holdings, a sampling of select portfolio holdings, or the portfolio’s assets under management on the Schwab Funds’ website at www.csimfunds.com/SchwabFunds_Prospectus. The Schwab Government Money Market Portfolio will disclose such information to the extent that the portfolio deems the information to be of interest to shareholders in light of developments in the financial markets or otherwise. This information will be made publicly available on the website to all categories of persons, and is typically disclosed subject to a 2 to 3 business day lag. Shareholders are advised to check the Schwab Funds website at www.csimfunds.com/SchwabFunds_Prospectus from time to time to access this information as it is made available.
Each portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The President of the trust may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the President of the trust determines that the disclosure is in the best interests of the portfolios and that there are no conflicts of interest between the portfolios’ shareholders and portfolios’ adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the President of the trust determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The portfolios’ service providers including, without limitation, the investment adviser, distributor, custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information vendors, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the portfolios. The names of those service providers to whom the portfolios selectively disclose portfolio holdings information will be disclosed in this SAI. CSIM, Glass Lewis & Co., State Street and BBH, as service providers to the portfolios, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the portfolios, is currently receiving this information on a quarterly basis. PwC, BFDS, as service providers to the portfolios, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trust or by the nature of its relationship with the Trust. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a portfolio will not continue to conduct business with a service provider who the portfolio believes is misusing the disclosed information.
To the extent that a portfolio invests in an ETF, the Trust will, in accordance with exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board of Trustees, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the portfolio to hold (i) 5% or more of such ETF’s total outstanding voting securities, and (ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing a portfolio to acquire more than 3% of an open-end ETF’s outstanding shares, notify the open-end ETF of the investment.
The portfolios’ policies and procedures prohibit the portfolios, the portfolios’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The portfolios may disclose non-material information including commentary and aggregate information about the characteristics of a portfolio in connection with or relating to a portfolio or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any portfolio (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a portfolio. Commentary and analysis include, but are not limited to, the allocation of a portfolio’s investment securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a portfolio, the attribution of portfolio returns by asset class, sector, industry and country, and the volatility characteristics of a portfolio.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the portfolios. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A portfolio generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The portfolios do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the portfolios pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the portfolios invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the portfolios will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the portfolios’ transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with portfolio objectives; or whether a broker guarantees that a portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a portfolio’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause a portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the portfolios new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the portfolios to trade directly with other institutional holders. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected portfolio and is consistent with the terms of the investment advisory agreement for such portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the portfolio.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment adviser follows procedures, adopted by the portfolios' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
The Schwab Government Money Market Portfolio expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices, although in some cases they may include a commission like charge.
Proxy Voting
The Board of Trustees has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in APPENDIX-PROXY VOTING POLICY AND PROCEDURES.
The Trust is required to disclose annually a portfolio’s complete proxy voting record on Form N-PX. The Trust’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.csimfunds.com/schwabfunds_prospectus. A portfolio’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
Brokerage Commissions
[To be updated by Amendment]
For the fiscal years ended December 31, 2013, 2014 and 2015 the Schwab S&P 500 Index Portfolio paid brokerage commissions of $2,685, $1,687 and $[ ], respectively.
For the past three fiscal years ended December 31, the Schwab Government Money Market Portfolio did not pay any brokerage commissions.

Regular Broker-Dealers
[To be updated by Amendment]
A portfolio’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from a portfolio; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of a portfolio’s shares. During the fiscal year ended December 31, 2015, the following portfolio purchased securities issued by the following regular broker-dealers:
	Regular Broker Dealer	Value of Holdings
Schwab S&P 500 Portfolio	[ ]	[ ]
	[ ]	[ ]
	[ ]	[ ]
	[ ]	[ ]
	[ ]	[ ]
Description Of The Trust
Each portfolio is a series of Schwab Annuity Portfolios, an open-end management investment company organized as a Massachusetts business trust on January 21, 1994.
The portfolios may hold special shareholder meetings, which may cause the portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Life and annuity insurance companies and their separate accounts are the record owners of portfolio shares. The portfolios understand that the life and annuity insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolios, to the extent required by applicable laws.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Portfolios
You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.
As long as the portfolios or Schwab follows reasonable procedures to confirm that an investor’s telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.
The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.
The Schwab S&P 500 Index Portfolio is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the portfolio and increase its expenses, the portfolio reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The portfolios and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the portfolio’s market timing policies is included in the portfolio’s prospectus.

Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing each portfolio's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each portfolio's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by a fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, each portfolio calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a portfolio’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolios reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their respective share prices as of the normally scheduled close of regular trading on the NYSE for that day.
Shareholders of portfolios that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio’s securities may change on days when it is not possible to buy or sell shares of the portfolio. The portfolios use approved pricing sources to provide values for their portfolio securities. Current market values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges , excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the portfolios’ Board of Trustees when a security is delisted or its trading is halted or suspended, approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the portfolios pursuant to the procedures.
The Schwab Government Money Market Portfolio values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the portfolio's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The Schwab Government Money Market Portfolio uses approved pricing sources to provide values for its portfolio securities. Securities may be fair valued pursuant to procedures approved by the Schwab Government Money Market Portfolio's Board of Trustees when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Schwab Government Money Market Portfolio pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can, in certain circumstances, lead to a dilution of a shareholder's interest.
If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the Schwab Government Money Market Portfolio's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.
If the Schwab Government Money Market Portfolio's NAV calculated using market values declined, or was expected to decline, below its $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain its $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if Schwab Government Money Market Portfolio's NAV calculated using market values were to increase, or were anticipated to increase above its $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain its $1.00 NAV.
Taxation
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Portfolios
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.
It is each portfolio's policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Each portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a portfolio must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income.. Among these requirements are the following: (i) at least 90% of a portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
A portfolio’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a portfolio and its shareholders.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolios. No attempt is made to present a complete explanation of the federal tax treatment of the portfolios' activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.

APPENDIX - RATINGS Of Investment Securities
From time to time, each portfolio may report the percentage of its assets which fall into the rating categories set forth below.
BONDS
Moody’s Investors Service
Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
STANDARD & POOR’S CORPORATION
Investment Grade
AAA	Debt rated ‘AAA’ has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A	Debt rated ‘A’ has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Speculative Grade
Debt rated ‘BB’ and ‘B’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB	Debt rated ‘BB’ has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.
B	Debt rate ‘B’ has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or 'BB-' rating.
Fitch, Inc.
Investment Grade Bond
AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated ‘F1+’.
A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Speculative Grade Bond
BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Dominion Bond Rating Service
Bond and Long Term Debt Rating Scale
As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.
AAA: Highest Credit Quality
AA: Superior Credit Quality
A: Satisfactory Credit Quality

BBB: Adequate Credit Quality
BB: Speculative
B: Highly Speculative

CCC: Very Highly Speculative
CC: Very Highly Speculative
C: Very Highly Speculative
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
“BB” Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
“B” Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”. Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.
“D” This category indicates Bonds in default of either interest or principal.
(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE
Dominion Bond Rating Service
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.
R-1: Prime Credit Quality
R-2: Adequate Credit Quality
R-3: Speculative
All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.
“R-1 (high)” Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
“R-1 (middle)” Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.
“R-1 (low)” Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
“R-2 (high)”, “R-2 (middle)”, “R-2 (low)” Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.
Fitch, Inc.
Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.
COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
A Standard & Poor’s Corporation (“S&P”) A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Laudus Institutional Trust
Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES
AS OF MARCH, 2015

I.	INTRODUCTION
Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and may amend periodically these policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (“Laudus Funds”) and the Schwab Strategic Trust (“Schwab ETFs”; collectively, the Schwab Funds, the Laudus Funds and the Schwab ETFs are the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Trustees have adopted these Proxy Policies with respect to proxies voted on behalf of the various Schwab Funds, Laudus Funds, and Schwab ETFs portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.
The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.
II.	PHILOSOPHY
CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which its clients invest, thereby promoting and protecting its clients’ long term interests. Therefore, CSIM will generally support the board’s recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
III.	PROXY VOTING GUIDELINES
The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). Positions on proposals are evaluated by the Proxy Committee in the long term best interests of shareholders. Below is a description of CSIM’s guidelines on key proposals. In other circumstances, CSIM generally will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).
A.	DIRECTORS AND AUDITORS
i.	Directors
As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.
Factors that may result in a vote against one or more directors:
•   The board is not majority independent
•   Non-independent directors serve on the nominating, compensation or audit committees
•   Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards
•   Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
•   Director recently acted in a manner inconsistent with the CSIM Proxy Procedures or failed to be responsive to concerns of a majority of shareholders
ii.	Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
•   Audit-related fees are less than half of the total fees paid by the company to the audit firm
•  A recent material restatement of annual financial statements
B.	BOARD MATTERS
i.	Classified Boards
CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal to de-classify a board:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

•   The company had material financial statement restatements
•   The company’s board adopted a poison pill during the past years and did not put it up for shareholder approval
ii.	Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.	Cumulative Voting
CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.
iv.	Proxy Access
CSIM generally defers to management’s recommendation for proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting proxy access:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a poison pill during the past years and did not put it up for shareholder approval
v.	Independent Chair
CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chairman unless CSIM has concerns regarding the company’s stock price performance. CSIM finds a company’s stock price performance especially concerning when a company is at the bottom quartile of its level 2 Global Industry Classification Standard (“GICS”) group for the prior three consecutive years.
C.	COMPENSATION
i.	Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against Say-On-Pay:
•   Executive compensation is out of line with industry peers considering the company’s performance over time
•   Plan includes significant guaranteed bonuses or has a low amount of compensation at risk
•   Executive compensation plans offer excessive perquisites, tax-gross up provisions, or golden parachutes
CSIM typically supports annual advisory votes on executive compensation.

ii.	Equity Award Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
•   Plan’s total potential dilution appears excessive
•   Plan’s burn rate appears excessive compared to industry peers
•   Plan allows for the re-pricing of options without shareholder approval
•   Plan has an evergreen feature
iii.	Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.	Re-price/Exchange Option Plans
CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
D.	ANTI-TAKEOVER ISSUES
i.	Shareholder Rights Plan
Shareholder Rights Plans (also known as “Poison Pills”) constrains a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a poison pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a poison pill within a year of its adoption. CSIM generally votes against poison pills that do not have safeguards to protect shareholder interests.
Factors that may result in a vote against Shareholder Rights Plans:
•   Plan does not expire in a relatively short time horizon
•   Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
•   Plan automatically renews without shareholder approval
•   Company’s corporate governance profile
ii.	Right to Call Special Meeting
CSIM generally votes against the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.	Right to Act by Written Consent
CSIM generally votes against the right to act by written consent if the company already offers the right the call special meetings. CSIM expects appropriate mechanisms for implementation including that the threshold to request that the company establish a record date to determine which shareholders are entitled to act be 25% or more of shares outstanding.

iv.	Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS
i.	Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.	Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.	Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed merger’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.	ENVIRONMENTAL AND SOCIAL PROPOSALS
Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defer to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.
i.	Political Contribution and social proposals
CSIM expects the boards of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political spending shareholder proposals unless there is no evidence of board oversight.
IV.	ADMINISTRATION
A.	CONFLICTS OF INTERESTS
With respect to proxies of a Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds. When not required to “echo vote,” the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies of an unaffiliated mutual fund or ETF in accordance with CSIM’s Proxy Policies.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.
Except as described above for proxies solicited by the Funds or CSC and the items described under the Proxy Voting Guidelines above, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis responsibility for voting such proxies in accordance with CSIM’s Proxy Policies.
B.	FOREIGN SECURITIES/SHAREBLOCKING
CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
•   proxy statements and ballots written in a foreign language;
•   untimely and/or inadequate notice of shareholder meetings;
•   restrictions of foreigner’s ability to exercise votes;
•   requirements to vote proxies in person;
•   requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, Glass Lewis uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.
C.	SECURITIES LENDING
Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.
D.	SUB-ADVISORY RELATIONSHIPS
Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

E.	REPORTING AND RECORD RETENTION
CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

Schwab Annuity Portfolios
PEA No. 41
Part C: Other Information
ITEM 28.	EXHIBITS.
(a)	Agreement and Declaration of Trust, dated January 21, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 27, 1998 (hereinafter referred to as “PEA No. 7”).

(b)	Amended and Restated Bylaws, dated November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 17, 2005 (hereinafter referred to as “PEA No. 18”).

(c)(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1 of PEA No. 7.

(c)(ii)	Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) PEA No. 18.

(d)(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 30, 1997.

(d)(ii)	Amended Schedules A and B, dated March 3, 2012, to Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, are incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment 31 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on March 5, 2012, (herein after referred to as “PEA No. 31”).

(d)(iii)	Amended Schedule B, dated February 8, 2013, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated January 1, 2007 is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment 35 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 26, 2013.

(d)(iv)	Letter of Agreement between Registrant and Investment Adviser, dated April 30, 2015, is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 29, 2015, (herein after referred to as “PEA No. 39”).

(d)(v)	Expense Limitation Agreement, dated March 3, 2012, between the Investment Adviser, Charles Schwab & Co., Inc. (“Schwab”) and the Registrant on behalf of Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio is incorporated herein by reference to Exhibit (d)(v) of PEA No. 31.

(e)(i)	Distribution Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 6(a) of PEA No. 7.

(e)(ii)	Amended Schedule A to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on September 9, 1996 (hereinafter referred to as “PEA No. 5”).

(e)(iii)	Amended Schedule A, dated March 3, 2012, to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (e)(iii) of PEA No. 31.

(f)	Inapplicable.

(g)(i)	Amended and Restated Master Custodian Agreement, dated October 17, 2005, between Registrant and State Street Bank and Trust Company on behalf of Schwab Money Market Portfolio, is incorporated herein by reference to Exhibit (g)(i) Post-Effective Amendment No. 20 to Registrant's Registrations Statement on Form N-1A (file No. 811-8314, electronically filed with the SEC on April 26, 2006 (hereinafter referred to as “PEA No. 20”).

(g)(ii)	Custodian Agreement dated April 1, 2007, between Registrant and Brown Brothers Harriman & Co., Inc., is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 31.

(g)(iii)	Amended Schedule I, dated March 3, 2012, to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co., Inc. is, is incorporated herein by reference to Exhibit (g)(x) of PEA No. 31.

ITEM 28.	EXHIBITS.
(g)(iv)	Transfer Agency and Service Agreement, dated July 1 2009, between Registrant and Boston Financial Data Services, Inc., is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 9, 2010.

(g)(v)	Amended Schedule A, dated March 3, 2012, to the Transfer Agency and Service Agreement, dated July 1, 2009, between Registrant and Boston Financial Data Services, Inc., is incorporated herein by reference to Exhibit (g)(xi) to PEA No. 31.

(g)(vi)	Shareholder Service Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 8(i) of PEA No. 7.

(g)(vii)	Amended Schedules A, B and C, dated March 29, 2013, to the Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (g)(vii) to PEA No. 39.

(g)(viii)	Master Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 20.

(g)(ix)	Amended Appendix A, dated March 3, 2012 to the Master Accounting Services Agreement, dated October 1, 2005, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(xii) to PEA No. 31.

(h)	License Agreement, dated August 1, 1996, between Registrant and Standard & Poor's Corporation, is incorporated herein by reference to Exhibit 9 of PEA No. 5.

(i)	Opinion and Consent of Counsel to be filed by Amendment.

(j)(i)	Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(j)(ii)	Power of Attorney executed by Walter W. Bettinger II, dated January 1, 2016 is filed herein as Exhibit (j)(ii).

(j)(iii)	Power of Attorney executed by Marie A. Chandoha, dated January 1, 2016 is filed herein as Exhibit (j)(iii).

(j)(iv)	Power of Attorney executed by Joseph R. Martinetto, dated January 1, 2016 is filed herein as Exhibit (j)(iv).

(j)(v)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016 is filed herein as Exhibit (j)(v).

(j)(vi)	Power of Attorney executed by John F. Cogan, dated January 1, 2016 is filed herein as Exhibit (j)(vi).

(j)(vii)	Power of Attorney executed by Stephan Timothy Kochis, dated January 1, 2016 is filed herein as Exhibit (j)(vii).

(j)(viii)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016 is filed herein as Exhibit (j)(viii).

(j)(ix)	Power of Attorney executed by Kiran M. Patel, dated January 1, 2016 is filed herein as Exhibit (j)(ix).

(j)(x)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016 is filed herein as Exhibit (j)(x).

(j)(xi)	Power of Attorney executed by Charles A. Ruffel, dated January 1, 2016 is filed herein as Exhibit (j)(xi).

(j)(xii)	Power of Attorney executed by Gerald B. Smith, dated January 1, 2016 is filed herein as Exhibit (j)(xii).

(j)(xiii)	Power of Attorney executed by Joseph H. Wender, dated January 1, 2016 is filed herein as Exhibit (j)(xiii).

(j)(xiv)	Power of Attorney executed by Mark D. Fischer, dated January 1, 2016 is filed herein as Exhibit (j)(xiv).

(k)	Inapplicable.

(l)(i)	Purchase Agreement, dated March 17, 1994, between Registrant and Schwab relating to Schwab Money Market Portfolio is incorporated herein by reference to Exhibit 13(a) of PEA No. 7.

(l)(ii)	Purchase Agreement, dated August 5, 1996, between Registrant and Schwab relating to Schwab Asset Director®-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) of PEA No. 5.

(m)	Inapplicable.

(n)	Inapplicable.

(o)	Inapplicable.

(p)	Registrant, Investment Adviser, and Schwab Code of Ethics, dated June 14, 2013, is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 25, 2014.

ITEM 29.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
The Board of Trustees of the Registrant is identical to the boards of trustees of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Laudus Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust, with the exception of the Chief Legal Officer and Secretary/Clerk. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.
ITEM 30.        INDEMNIFICATION.
Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 31.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Strategic Trust, investment adviser of Laudus Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.
Name and Position with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman and Director	Charles Schwab & Co., Inc.	Chairman and Director
	The Charles Schwab Bank, N.A.	Chairman and Director
	The Charles Schwab Corporation	Chairman and Director
	Schwab Holdings, Inc.	Chairman, Chief Executive Officer and Director
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Foundation	Director
	JustAnswer Corp.	Director
	Museum of American Finance	Advisory Board
	San Francisco Museum of Modern Art	Board of Trustees

Name and Position with Adviser	Name of Other Company	Capacity
	Charles and Helen Schwab Foundation	Director

Marie Chandoha, Director, President and Chief Executive Officer	Schwab Funds	Trustee, President and Chief Executive Officer
	Laudus Funds	Trustee, President and Chief Executive Officer
	Schwab ETFs	Trustee, President and Chief Executive Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Omar Aguilar, Senior Vice President and Chief Investment Officer – Equities	Schwab Funds	Senior Vice President and Chief Investment Officer – Equities
	Laudus Funds	Senior Vice President and Chief Investment Officer – Equities
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Equities

Brett Wander, Senior Vice President and Chief Investment Officer – Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Laudus Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Fixed Income

David Lekich, Chief Counsel and Senior Vice President	Charles Schwab & Co., Inc.	Senior Vice President and Associate General Counsel
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Funds	Vice President and Assistant Clerk
	Schwab ETFs	Secretary and Chief Legal Officer

Michael Hogan, Chief Compliance Officer	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

George Pereira, Senior Vice President, Chief Financial Officer and Chief Operating Officer	Schwab Funds	Senior Vice President and Chief Operating Officer
	Laudus Funds	Senior Vice President and Chief Operating Officer
	Schwab ETFs	Senior Vice President and Chief Operating Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

ITEM 32.        PRINCIPAL UNDERWRITERS.
Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments and may act as such for any other investment company which Schwab may sponsor in the future.
(b) Information with respect to Schwab’s directors and officers is as follows:
Name	Position and Offices with the Underwriter	Position and Offices with the Registrant
Charles R. Schwab	Chairman and Director	None
Walter W. Bettinger II	President, Chief Executive Officer and Director	Chairman and Trustee
Steven H. Anderson	Executive Vice President, Schwab Retirement Plan Services	None
Ron Carter	Executive Vice President, Operational Services	None
Bernard J. Clark	Executive Vice President and Head of Advisor Services	None
Jonathan M. Craig	Executive Vice President and Chief Marketing Officer	None
Peter B. Crawford	Executive Vice President, Finance	None
David R. Garfield	Executive Vice President, General Counsel and Corporate Secretary	None
G. Andrew Gill	Executive Vice President, Client Solutions	None
Lisa Kidd Hunt	Executive Vice President, International Services and Business Development	None
Terri R. Kallsen	Executive Vice President, Investor Services	None
Joseph R. Martinetto	Senior Executive Vice President, Chief Financial Officer and Director	Trustee
James D. McCool	Executive Vice President, Corporate Initiatives	None
James F. McGuire	Executive Vice President and Chief Information Officer	None
Nigel J. Murtagh	Executive Vice President, Corporate Risk	None
Leona Tang	Executive Vice President, Internal Audit	None
Martha D. Tuma	Executive Vice President and Human Resources	None
The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.
(c) None.
ITEM 33.        LOCATION OF ACCOUNTS AND RECORDS.
All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator: Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter: Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab Money Market Portfolio: State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111; and Registrant’s custodian for the Schwab S&P 500 Index Fund and Schwab MarketTrack Growth Portfolio II: Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109.
ITEM 34.        MANAGEMENT SERVICES.
Not applicable.
ITEM 35.        UNDERTAKINGS.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 41 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 12th day of February, 2016.
SCHWAB ANNUITY PORTFOLIOS
Registrant

Marie A. Chandoha*
Marie A. Chandoha, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 12th day of February, 2016.
Signature	Title
Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee
Marie A. Chandoha* Marie A. Chandoha	Trustee, President and Chief Executive Officer
Joseph R. Martinetto* Joseph R. Martinetto	Trustee
Robert W. Burns* Robert W. Burns	Trustee
John F. Cogan* John F. Cogan	Trustee
Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Kiran M. Patel* Kiran M. Patel	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
Charles A. Ruffel* Charles A. Ruffel	Trustee
Gerald B. Smith* Gerald B. Smith	Trustee
Joseph H. Wender* Joseph H. Wender	Trustee

Signature	Title
Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX
(j)(ii)	Power of Attorney executed by Walter W. Bettinger II, dated January 1, 2016 is filed herein as Exhibit (j)(ii).

(j)(iii)	Power of Attorney executed by Marie A. Chandoha, dated January 1, 2016 is filed herein as Exhibit (j)(iii).

(j)(iv)	Power of Attorney executed by Joseph R. Martinetto, dated January 1, 2016 is filed herein as Exhibit (j)(iv).

(j)(v)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016 is filed herein as Exhibit (j)(v).

(j)(vi)	Power of Attorney executed by John F. Cogan, dated January 1, 2016 is filed herein as Exhibit (j)(vi).

(j)(vii)	Power of Attorney executed by Stephan Timothy Kochis, dated January 1, 2016 is filed herein as Exhibit (j)(vii).

(j)(viii)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016 is filed herein as Exhibit (j)(viii).

(j)(ix)	Power of Attorney executed by Kiran M. Patel, dated January 1, 2016 is filed herein as Exhibit (j)(ix).

(j)(x)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016 is filed herein as Exhibit (j)(x).

(j)(xi)	Power of Attorney executed by Charles A. Ruffel, dated January 1, 2016 is filed herein as Exhibit (j)(xi).

(j)(xii)	Power of Attorney executed by Gerald B. Smith, dated January 1, 2016 is filed herein as Exhibit (j)(xii).

(j)(xiii)	Power of Attorney executed by Joseph H. Wender, dated January 1, 2016 is filed herein as Exhibit (j)(xiii).

(j)(xiv)	Power of Attorney executed by Mark D. Fischer, dated January 1, 2016 is filed herein as Exhibit (j)(xiv).
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